Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 25
Additions (Reductions) Charged to Operations
Deductions Other	[1]	250	25
Balance at end of Period		275	25
Allowance for Doubtful Notes [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		869	869
Additions (Reductions) Charged to Operations
Deductions Other	[1]
Balance at end of Period		869	869
SEC Schedule, 12-09, Valuation Allowance, Other Tax Carryforward [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	[2]	17,027	11,031
Additions (Reductions) Charged to Operations				[2]
Deductions Other	[1]	6,657	5,996	[2]
Balance at end of Period		$ 23,684	$ 17,027	[2]

[1]	Includes payments and actual write offs, as well as changes in estimates in the reserves.
[2]	Opening balance has been adjusted to reflect the impact of the immaterial revision described in Note 1.